Summary of Significant Accounting Policies - Major Customers (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Significant Accounting Policies [Line Items]
Notice Period for Contract Non-Renewal	30 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Notice Period for Contract Non-Renewal	60 days